Related Parties	12 Months Ended
Mar. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 24 — RELATED PARTIES

(1)	Nature of relationship with related parties

Name	Relationship with the Group
Mr. Lap Sun Wong	CEO, Chairman and Controlling shareholder
Mr. Zhifang Zhang	Director
LS International Holdings Limited	A company is controlled by two Directors of the Company
Wing Hong Pharmaceutical Limited	A company is controlled by two Directors of the Company
HongKong Hao Le Ku Limited	A company was controlled by COO of the Company *
HongKong Profit Fields Group Limited	A company was a minority shareholder of the Company
Hangzhou Liku Electronic Commercial Co., Ltd.	A company is controlled by son of the Chairman of the Company
My Brand Management Limited	A company is controlled by the Chairman of the Company
Billion Built International Limited	A company is controlled by the Chairman of the Company
Fame overseas Supply Chain Limited	A company is controlled by the Chairman of the Company

*	From January 9, 2024, HongKong Hao Le Ku Limited was not a related party of the Company. From
(2)	Significant receivables/(payables), on a net basis, between the Group and the above related parties:

Name	As at March 31, 2025	As at March 31, 2024
Wing Hong Pharmaceutical Limited	$80	$1,503
HongKong Profit Fields Group Limited	-	14,959
Fame overseas Supply Chain Limited	5,814	3,509
Billion Built International Limited	51,415	-
Total	$57,309	$19,971

Name	As at March 31, 2025	As at March 31, 2024
Mr. Lap Sun Wong	$(115)	$(457,145)
Mr. Zhifang Zhang	(1,198)	(1,194)
Hangzhou Liku Electronic Commercial Co., Ltd.	$-	$(42,338)
	$(1,313)	$(500,677)

Related parties receivables/(payables) were unsecured, non-interest bearing and repayment on demand.

The above related parties receivables/(payables) did not include the long term related party payable as disclosed in Note 24

(3)	Significant related parties transactions between the Group and the above related parties for the year ended March 31, 2025:

Name	Sales to	Paid on behalf	Loan to	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$248,023
Mr. Zhifang Zhang	—	—	—	571,152
LS International Holdings Limited	—	—	—	—
My Brand Management Limited	—	—	—	—
Billion Built International Limited	—	—	—	—
Wing Hong Pharmaceutical Limited	—	138	—	—
HongKong Profit Fields Group Limited	—	—	—	—
Hangzhou Liku Electronic Commercial Co., Ltd.	—	—	—	—
Fame overseas Supply Chain Limited	$—	$2,281	$—	$—

(4)	Significant related parties transactions between the Group and the above related parties for the year ended March 31, 2024:

Name	Sales to	Purchase from	Loan to	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$243,427
Mr. Zhifang Zhang	—	—	—	124,889
LS International Holdings Limited	—	—	3,025	—
My Brand Management Limited	—	—	876	—
Billion Built International Limited	—	—	24,282	—
Wing Hong Pharmaceutical Limited	36,628	—	140,489	—
HongKong Hao Le Ku Limited	—	306,948	—	399,954
HongKong Profit Fields Group Limited	—	28,662	—	—
Hangzhou Liku Electronic Commercial Co., Ltd.	$—	237,777	—	—
Fame overseas Supply Chain Limited	—	$—	$3,510	$—